Commitments and Contingencies (Details) - USD ($)			3 Months Ended	9 Months Ended
	Feb. 06, 2022	Jan. 06, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Liability recorded				$ 76,588
Gross proceeds			$ 2,700,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Over-allotment option unit (in Shares)		267,159
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of forfeiture (in Shares)	214,460
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Number of units additionally purchased (in Shares)			1,125,000	1,125,000
Liability recorded			$ 0	$ 76,588
Underwriting discount			500,000	500,000
Business combination fee			$ 3,375,000	$ 3,375,000